Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (7,737)	$ (10,189)	$ (9,111)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	103	129	168
Amortization	663	349	321
Capital (gain) loss from sale of property and equipment	37	(7)	30
Stock-based compensation in connection with restricted shares and options granted to employees and service provider	288	91
Changes in operating assets and liabilities:
Restricted deposits	(680)		1,758
Accounts receivable	46	(21)	1,198
Inventory			(50)
Other receivables	94	2,179	(1,773)
Interest earned on restricted deposit for put option			128
Accrued payroll and other compensation related accruals	245	53	(135)
Trade payables, accrued expenses and other accounts payable	(932)	(146)	(896)
Related parties	197
Income tax payable	3	159	73
Accrued expenses and accounts payable with respect to Projects	(459)	198	(2,193)
Progress payments in excess of accumulated costs with respect to Projects (accumulated costs with respect to Projects in excess of progress payments)	(1,138)	2,184	457
Accrued severance pay	(104)	(74)	(4)
Total Adjustments	(1,637)	5,094	(918)
Net cash used in operating activities	(9,374)	(5,095)	(10,029)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of Telcostar shares, net of cash acquired (Appendix A)	5
Purchase of property and equipment	(141)	(123)	(187)
Proceeds from sale of property and equipment	84	74	124
Net cash used in investing activities	(52)	(49)	(63)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants, net of issuances costs	3	11,599
Proceeds received from a line of credit		1,457
Repayment of a line of credit		(1,457)
Payment on account of shares		1,457
Due from the Significant Shareholders, net			196
Net cash provided by financing activities	3	13,056	196
Net change in cash and cash equivalents	(9,423)	7,912	(9,896)
CASH, CASH EQUIVALENTS AT BEGINNING OF THE YEAR	9,856	1,944	11,840
CASH, CASH EQUIVALENTS AT END OF THE YEAR	433	9,856	1,944
Non-cash investing activity:
Acquisition of Intangible asset against ordinary shares and warrants	1,027
Cash paid during the years for:
Interest and banks' charges	15	128	18
Income tax	$ 3	$ 3	$ 7